INCOME TAXES	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 10:       INCOME TAXES

The Company had effective tax rate of 15.3% and 20.4% for the six months ended June 30, 2018 and 2017, respectively. The variations in the effective tax rate between periods are significantly impacted by the level of pre-tax loss in each of the periods, mainly due to the impairment of intangible assets (see Note 4), and the mix of taxable income and loss between the different jurisdictions.

The Company had a tax expenses (benefit) of $188 and ($9,789) for the six months ended June 30, 2018 and 2017, respectively.